Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company is required by Item 402(v) of Regulation S-K. The disclosure in this “Pay Versus Performance” section does not reflect our Compensation Committee’s process for compensation setting and should be read in connection with the “Compensation Discussion And Analysis” section of this proxy statement, which contains important information regarding our compensation philosophy, objectives and design, compensation-setting process and named executive officer compensation program components. The SEC-defined CAP data set forth in the table below also does not reflect amounts actually realized by our named executive officers, and our Compensation Committee has not used or considered CAP previously in establishing the named executive officer compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to forfeiture conditions and possible future declines in value based on changes in our stock price during the vesting period. The ultimate values actually realized by our named executive officers from unvested equity awards, if any, will not be determined until the awards fully vest.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid To PEO ($)(2)	Average Summary Compensation Table Total For Non-PEO Neos ($)(3)	Average Compensation Actually Paid To Non-PEO Neos ($)(4)	Value Of Initial Fixed $100 Investment Based On:		Net Income (Millions) ($)(7)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	9,468,874	2,137,238	2,505,493	684,916	37	72	700
2021	1,603,475	(5,046,699)	863,279	(1,418,642)	68	139	6,100
2020	51,727,166	56,595,857	8,044,681	9,715,309	94	120	9,400

(1)
The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for Jay for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2022, 2021 and 2020”.

(2)
The amounts reported in this column represent CAP for Jay for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Jay during any applicable year. To determine CAP, the adjustments below were made to Jay’s total compensation. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

Year	Reported Summary Compensation Table Total For PEO ($)	Reported Value Of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid To PEO ($)
2022	9,468,874	(8,656,917)	1,325,281	2,137,238
2021	1,603,475	—	(6,650,174)	(5,046,699)
2020	51,727,166	(20,400,000)	25,268,691	56,595,857

(a)
The amounts reported in this column represent the grant date fair value of all equity awards granted in the applicable year, which is the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for such year. No equity awards were granted to Jay in 2021.

(b)
The amounts reported in this column represent the equity award adjustments required by Item 402(v) of Regulation S-K, which include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value from the end of the prior year to the vesting date; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2022. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates.
Accordingly, the amounts deducted or added in calculating the equity award adjustments for Jay are as follows:
Year	Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,209,760	(2,381,129)	—	(1,503,350)	—	—	1,325,281
2021	—	(5,224,369)	—	(1,425,805)	—	—	(6,650,174)
2020	25,268,691	—	—	—	—	—	25,268,691

(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Jay) in the “Total” column of the Summary Compensation Table in each applicable year. Our named executive officers (excluding Jay) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Bob Walters, Brian Brown, Tina V. John, Julie Booth and Angelo Vitale; and (ii) for 2021 and 2020, Bob, Julie and Angelo.

(4)
The dollar amounts reported in this column represent the average CAP for the named executive officers as a group (excluding Jay), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to the named executive officers as a group (excluding Jay) during any applicable year. To determine CAP, the adjustments below were made to the average total compensation for the named executive officers as a group (excluding Jay), using the same methodology described above in Note 2. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year, and no equity awards were granted to our named executive officers in 2021.

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2022	2,505,493	(1,839,594)	19,017	684,916
2021	863,279	—	(2,281,921)	(1,418,642)
2020	8,044,681	(6,999,999)	8,670,627	9,715,309
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)(i)	Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,107,073	(642,359)	—	(445,698)	—	—	19,017
2021	—	(1,792,674)	—	(489,247)	—	—	(2,281,921)
2020	8,670,627	—	—	—	—	—	8,670,627

(i)
For 2022, includes for Brian Brown, the fair value of the modified 2019 RHI RSU at the date of modification less the fair value of the original 2019 RHI RSU on December 31, 2021.

(5)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period (the closing price as of initial post-IPO trading date).

(6)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. For 2020 and 2021, the Company utilized the Dow Jones U.S. Mortgage Finance Index (DJSUMF), and the dollar value in this column for such years reflect the TSR for such index. For 2022, the Company utilized a selected peer group for purposes of its TSR benchmarking (the “PVP Peer Group”). The PVP Peer Group TSR for 2020 and 2021 was $177.44 and $63.89, respectively. We changed the presentation of our performance graph from the DJSUMF to our selected peer group because we believe that the companies included in our selected peer group are more comparable to us by industry, size and market capitalization, and we intend to continue to utilize a selected peer group on a go-forward basis. Our PVP Peer Group is comprised of PennyMac Financial Services Inc, Rithm Capital Corp, Mr Cooper Group Inc, Anywhere Real Estate Inc., Zillow Group Inc Class C, Redfin Corp, Stewart Information Services Corp, SoFi Technologies Inc, Guild Holdings Company, Compass, Inc. loanDepot, Inc., UWM Holdings Corporation, Home Point Capital Inc., and Blend Labs, Inc. Certain companies were not publicly traded companies at inception date, and these companies were added and reweighted to the peer group to the most recent quarter subsequent to their respective IPO dates.

(7)
The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]
(1)
The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for Jay for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2022, 2021 and 2020”.
(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Jay) in the “Total” column of the Summary Compensation Table in each applicable year. Our named executive officers (excluding Jay) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Bob Walters, Brian Brown, Tina V. John, Julie Booth and Angelo Vitale; and (ii) for 2021 and 2020, Bob, Julie and Angelo.

Peer Group Issuers, Footnote [Text Block]
(6)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. For 2020 and 2021, the Company utilized the Dow Jones U.S. Mortgage Finance Index (DJSUMF), and the dollar value in this column for such years reflect the TSR for such index. For 2022, the Company utilized a selected peer group for purposes of its TSR benchmarking (the “PVP Peer Group”). The PVP Peer Group TSR for 2020 and 2021 was $177.44 and $63.89, respectively. We changed the presentation of our performance graph from the DJSUMF to our selected peer group because we believe that the companies included in our selected peer group are more comparable to us by industry, size and market capitalization, and we intend to continue to utilize a selected peer group on a go-forward basis. Our PVP Peer Group is comprised of PennyMac Financial Services Inc, Rithm Capital Corp, Mr Cooper Group Inc, Anywhere Real Estate Inc., Zillow Group Inc Class C, Redfin Corp, Stewart Information Services Corp, SoFi Technologies Inc, Guild Holdings Company, Compass, Inc. loanDepot, Inc., UWM Holdings Corporation, Home Point Capital Inc., and Blend Labs, Inc. Certain companies were not publicly traded companies at inception date, and these companies were added and reweighted to the peer group to the most recent quarter subsequent to their respective IPO dates.

PEO Total Compensation Amount	$ 9,468,874	$ 1,603,475	$ 51,727,166
PEO Actually Paid Compensation Amount	$ 2,137,238	(5,046,699)	56,595,857
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts reported in this column represent CAP for Jay for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Jay during any applicable year. To determine CAP, the adjustments below were made to Jay’s total compensation. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

Year	Reported Summary Compensation Table Total For PEO ($)	Reported Value Of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid To PEO ($)
2022	9,468,874	(8,656,917)	1,325,281	2,137,238
2021	1,603,475	—	(6,650,174)	(5,046,699)
2020	51,727,166	(20,400,000)	25,268,691	56,595,857

(a)
The amounts reported in this column represent the grant date fair value of all equity awards granted in the applicable year, which is the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for such year. No equity awards were granted to Jay in 2021.

(b)
The amounts reported in this column represent the equity award adjustments required by Item 402(v) of Regulation S-K, which include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value from the end of the prior year to the vesting date; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2022. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates.
Accordingly, the amounts deducted or added in calculating the equity award adjustments for Jay are as follows:
Year	Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)	Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	5,209,760	(2,381,129)	—	(1,503,350)	—	—	1,325,281
2021	—	(5,224,369)	—	(1,425,805)	—	—	(6,650,174)
2020	25,268,691	—	—	—	—	—	25,268,691

Non-PEO NEO Average Total Compensation Amount	$ 2,505,493	863,279	8,044,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 684,916	(1,418,642)	9,715,309
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average CAP for the named executive officers as a group (excluding Jay), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to the named executive officers as a group (excluding Jay) during any applicable year. To determine CAP, the adjustments below were made to the average total compensation for the named executive officers as a group (excluding Jay), using the same methodology described above in Note 2. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year, and no equity awards were granted to our named executive officers in 2021.

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2022	2,505,493	(1,839,594)	19,017	684,916
2021	863,279	—	(2,281,921)	(1,418,642)
2020	8,044,681	(6,999,999)	8,670,627	9,715,309
(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value Of Equity Awards Granted In The Year ($)	Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards ($)	Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year ($)	Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year ($)(i)	Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year ($)	Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,107,073	(642,359)	—	(445,698)	—	—	19,017
2021	—	(1,792,674)	—	(489,247)	—	—	(2,281,921)
2020	8,670,627	—	—	—	—	—	8,670,627

(i)
For 2022, includes for Brian Brown, the fair value of the modified 2019 RHI RSU at the date of modification less the fair value of the original 2019 RHI RSU on December 31, 2021.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Cumulative TSR
The CAP for our PEO and the average CAP for the other named executive officers as a group for 2020, 2021 and 2022 is presented in comparison to our cumulative TSR for such years in the table below.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Income
The CAP for our PEO and the average CAP for the other named executive officers as a group for 2020, 2021 and 2022 is presented in comparison to our net income for such years in the table below.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Groups
The following graph shows the relationship of the Company’s cumulative TSR compared to the PVP Peer Group. The DJUSMF Index was utilized as a peer group prior to 2022 and is included here for reference purposes as required.

Total Shareholder Return Amount	$ 37	68	94
Peer Group Total Shareholder Return Amount	72	139	120
Net Income (Loss)	$ 700,000,000	6,100,000,000	9,400,000,000
PEO Name	Jay
PVP Peer Group TSR		63.89	177.44
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (8,656,917)		(20,400,000)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,325,281	(6,650,174)	25,268,691
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,209,760		25,268,691
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,381,129)	(5,224,369)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,503,350)	(1,425,805)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(1,839,594)		(6,999,999)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,017	(2,281,921)	8,670,627
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,107,073		$ 8,670,627
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(642,359)	(1,792,674)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (445,698)	$ (489,247)